INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Income tax at federal statutory rate	$ 1,613	$ 2,536	$ (186)
Increase (decrease) resulting from:
State income taxes, net of federal tax effect	300	374	(7)
Tax-exempt interest income	(66)	(68)	(72)
Income from life insurance	(80)	(84)	(87)
Incentive stock option expense	9	13	26
Other permanent differences	27	51	(59)
Provision for income taxes	$ 1,803	$ 2,822	$ (385)